Other Receivables - Summary of Other Receivables (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current
Other current receivables	₩ 1,494,239	₩ 1,581,517
Non-current
Lease receivables	1,195,962	1,140,879
Other non-current receivables	1,195,962	1,140,879
Gross amount [member]
Current
Loans	258,735	367,580
Other accounts receivable	835,791	971,845
Accrued income	298,157	272,528
Deposits	82,884	86,519
Lease receivables	18,015	48,744
Others	68,198	14,510
Non-current
Loans	798,287	701,529
Other accounts receivable	197,304	209,039
Accrued income	86,920	65,275
Deposits	284,588	238,261
Lease receivables	128,366	179,315
Allowance for credit losses [member]
Current
Other current receivables	(67,541)	(180,209)
Non-current
Other non-current receivables	₩ (299,503)	₩ (252,540)